Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Regulatory Matters, Commitments, Contingincies and Enviironmental (Schedule of Rental Expense) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Contingent Rentals	$ 23	$ 26	$ 24
Rental expense(1)	129	205	98
Less: Sublease rental income	(30)	(16)	(26)
Rental expense, net	$ 99	$ 189	$ 72